S000037309 [Member] Expense Example, No Redemption - Nuveen Global Dividend Growth Fund	Jul. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 685
Expense Example, No Redemption, 3 Years	1,022
Expense Example, No Redemption, 5 Years	1,434
Expense Example, No Redemption, 10 Years	2,580
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	193
Expense Example, No Redemption, 3 Years	704
Expense Example, No Redemption, 5 Years	1,295
Expense Example, No Redemption, 10 Years	2,897
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	92
Expense Example, No Redemption, 3 Years	397
Expense Example, No Redemption, 5 Years	780
Expense Example, No Redemption, 10 Years	$ 1,857